As filed with the Securities and Exchange Commission on September 6, 2002
Securities Act File No. 333-87286

U.S. SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

|_| Pre-Effective Amendment No. ___ |X| Post-Effective Amendment No. 1
(Check appropriate box or boxes)

Turner Large Cap Growth Opportunities Fund of Turner Funds
(Exact Name of Registrant as Specified in its Charter)

Registrant’s Telephone Number, including Area Code (610) 251-0268

1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312-2414
(Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

John H. Grady, Jr. Esq. Turner Investment Partners, Inc. 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312-2414
(Name and Address of Agent for Service)

Copies to: James W. Jennings, Esq. Morgan, Lewis & Bockius LLP 1701 Market Street, Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Units of Beneficial Interest. No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE IMMEDIATELY FILING PURSUANT TO RULE 485(b) UNDER THE SECURITIES ACT OF 1933.

This amendment consists of the following:

(1) Facing Sheet of the Registration Statement; and

(2) Part C of the Registration Statement (including signature page).

Parts A and B are incorporated by reference from Registrant’s Registration Statement on Form N-14 (File No. 333-87286) filed on April 30, 2002, and supplemented on June 12, 2002.

This amendment is being filed solely to file Exhibits No. 11, 12 and 14(b) to this Registration Statement on Form N-14: the opinion and consent of Morgan Lewis & Bockius LLP, counsel to the Registrant; the opinion and consent of Morgan Lewis & Bockius LLP, special tax counsel to the Registrant regarding certain tax matters and the consent of Ernst & Young LLP, independent auditors for the Registrant.

PART C. OTHER INFORMATION

Item 15. Indemnification.

Article VIII of the Agreement and Declaration of Trust, as filed as Exhibit 1 to the Registrant’s Registration Statement on Form N-1A on February 1, 1996, is incorporated by reference. Insofar as indemnification for liability arising under the Securities Act of 1933 (the “1933 Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.

In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 16. Exhibits:

(1)	(a)	—	Agreement and Declaration of Trust of the Registrant, dated January 26, 1996, is incorporated by reference to Exhibit 1 of the Registrant’s Registration Statement, as filed on February 1, 1996.
(1)	(b)	—	Certificate of Amendment to Agreement and Declaration of Trust dated March 28, 1997, is incorporated by reference to Exhibit 1(a) of the Registrant’s Post-Effective Amendment No. 5, as filed on April 10, 1997.
(1)	(c)	—	Certificate of Amendment to the Agreement and Declaration of Trust dated August 17, 2001, is incorporated by reference to Exhibit a(3) of the Registrant’s Post-Effective Amendment No. 21, as filed on January 28, 2002.
(2)		—	By-Laws, dated January 26, 1996, are incorporated by reference to Exhibit 2 to the Registrant’s Registration Statement, as filed on February 1, 1996.
(3)		—	Not Applicable.
(4)		—	Form of Agreement and Plan of Reorganization between Registrant on behalf of its portfolio Turner Large Cap Growth Opportunities Fund and Mercury Funds, Inc. on behalf of its portfolio Mercury Select Growth Fund is incorporated by reference to Appendix A to the Proxy Statement/Prospectus and Exhibit 4 of Registrant’s Registration Statement on Form N-14 as filed on April 30, 2002, as supplemented on June 12, 2002.
(5)		—	Copies of instruments defining the rights of stockholders, including the relevant portions of the Declaration of Trust, as amended, and the By-laws of the Registrant, filed previously as Exhibits (1) and (2).

C-1

(6)	(a)	—	Amended Schedule A to the Investment Advisory Agreement between the Registrant and Turner Investment Partners, Inc., is incorporated by reference to Exhibit No. 8(d) of Registrant’s Post-Effective Amendment No. 22, as filed on February 14, 2002.
(6)	(b)	—	Form of Fee Waiver/Expense Reimbursement Agreement between Registrant, on behalf of Turner Large Cap Growth Opportunities Fund, and Turner Investment Partners, Inc.*
(7)	(a)	—	Distribution Agreement between the Registrant and Turner Investment Distributors, Inc., is incorporated by reference to Exhibit (e) of the Registrant’s Post-Effective Amendment No. 21, as filed on January 28, 2002.
(7)	(b)	—	Administration Agreement between the Registrant and Turner Investment Partners, Inc. is incorporated by reference to Exhibit h(1) of Registrant’s Post-Effective Amendment No. 21, as filed on January 28, 2002.
(7)	(c)	—	Sub-Administration Agreement between Turner Investment Partners, Inc., and SEI Investments Mutual Fund Services, is incorporated by reference to Exhibit h(2) of the Registrant’s Post-Effective Amendment No. 21, as filed on January 28, 2002.
(7)	(d)	—	Transfer Agency Agreement between the Registrant and DST Systems, Inc. is incorporated by reference to Exhibit 9(b) of the Registrant’s Registration Statement, as filed on January 23, 1998.
(8)		—	None.
(9)		—	Custodian Agreement between the Registrant and CoreStates Bank, N.A., is incorporated by reference to Exhibit 8(a) of the Registrant’s Post-Effective Amendment No. 4 as filed on January 28, 1997.
(10)	(a)	—	Rule 12b-1 Plan is incorporated by reference to Exhibit (m) of the Registrant’s Post-Effective Amendment No. 19, as filed on July 11, 2001.
(10)	(b)	—	Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of the Registrant’s Post-Effective Amendment No. 19, as filed on July 11, 2001.
(11)		—	Opinion and consent of Morgan, Lewis & Bockius LLP, counsel for Registrant, filed herewith.
(12)		—	Opinion and consent of Morgan, Lewis & Bockius LLP, counsel for Registrant and special tax counsel for Registrant, filed herewith.
(13)		—	Not Applicable.
(14)	(a)	—	Consent of Deloitte & Touche LLP, independent auditors for Mercury Select Growth Fund of Mercury Funds, Inc. is incorporated by reference to exhibit 14(a) of Registrant’s Registration Statement on Form N-14 as filed on April 30, 2002, as supplemented on June 12, 2002.

C-2

(14)	(b)	—	Consent of Ernst & Young LLP, independent auditors for the Registrant, filed herewith.
(15)		—	Not Applicable.
(16)		—	Powers of Attorney for Robert E. Turner, Alfred C. Salvato, John T. Wholihan, Stephen J. Kneeley, Janet F. Sansone, and Peter Golden (included on the signature page contained in Registrant’s Registration Statement on Form N-14 as filed on April 30, 2002, as supplemented on June 12, 2002).
(17)	(a)	—	Proxy Information Sheet is incorporated by reference to Exhibit 17(a) of Registrant’s Registration Statement on Form N-14 as filed on April 30, 2002, as supplemented on June 12, 2002.
(17)	(b)	—	Q & A Sheet is incorporated by reference to Exhibit 17(b) of Registrant’s Registration Statement on Form N-14 as filed on April 30, 2002, as supplemented on June 12, 2002.
(17)	(c)	—	Prospectus dated April 30, 2002 of the Registrant, incorporated by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N - 1A.
(17)	(d)	—	Statement of Additional Information dated April 30, 2002, incorporated by reference to Post-Effective Amendment No. 24 to Registrant’s Registration Statement on Form N - 1A.
(17)	(e)	—	Prospectus dated January 29, 2002 incorporated by reference to Post-Effective Amendment No. 2 to Mercury Select Growth Fund of Mercury Funds, Inc. Registration Statement on Form N-1A (File No. 333-32242).
(17)	(f)	—	Statement of Additional Information dated January 29, 2002, incorporated by reference to Post-Effective Amendment No. 2 to Mercury Select Growth Fund of Mercury Funds, Inc. Registration Statement on Form N-1A (File No. 333-32242).
(17)	(g)	—	Annual Report to Shareholders of Mercury Select Growth Fund of Mercury Funds, Inc. for the year ended September 30, 2001, previously filed on Form N-30D (File No. 811-07527) on May 29, 2002, and incorporated herein by this reference.
(17)	(h)	—	Semi-Annual Report to Shareholders of Mercury Select Growth Fund of Mercury Funds, Inc. for the six-month period ended March 30, 2002, previously filed on Form N-30D (File No. 811-07527) on December 5, 2001, and incorporated herein by this reference.
(17)	(i)	—	Secretary’s Letter is incorporated by reference to Exhibit 17(i) of Registrant’s Registration Statement on Form N-14 as filed on April 30, 2002, as supplemented on June 12, 2002.
(17)	(j)	—	Form of Proxy is incorporated by reference to Exhibit 17(j) of Registrant’s Registration Statement on Form N-14 as filed on April 30, 2002, as supplemented on June 12, 2002.

*	to be filed by amendment.

Item 17. Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

C-3

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

C-4

SIGNATURES

As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed on behalf of the Registrant, in the Township of Berwyn and State of Pennsylvania on the 6th day of September, 2002.

TURNER LARGE CAP GROWTH OPPORTUNITIES FUND OF TURNER FUNDS (Registrant)

By:	/s/ STEPHEN J. KNEELEY

Stephen J. Kneeley President & Chief Executive Officer


As required by the Securities Act of 1933, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

	Signatures	Title	Date
	* (Robert E. Turner)	Trustee

	* (Janet F. Sansone)	Trustee

	* (Alfred C. Salvato)	Trustee

	* (John T. Wholihan)	Trustee

	/s/ STEPHEN J. KNEELEY (Stephen J. Kneeley)	President and Chief Executive Officer	September 6, 2002

	* (Peter Golden)	Controller and Chief Financial Officer

*By:	/s/ STEPHEN J. KNEELEY (Stephen J. Kneeley, Attorney-in-Fact )		September 6, 2002

C-5

INDEX TO EXHIBITS

Exhibit Number			Description
11		—	Opinion and consent of Morgan, Lewis & Bockius LLP, counsel for Registrant.
12		—	Opinion and consent of Morgan, Lewis & Bockius LLP, counsel for Registrant and special tax counsel for Registrant.
14	(b)	—	Consent of Ernst & Young LLP, independent auditors for Registrant.